Leases (Policies)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Leases

Accounting policy:

The Company recognizes a right-of-use asset and a lease liability, which represents the obligation to make payments related to the underlying asset of the lease.

The right-of-use asset is initially measured at cost and comprises the initial amount of the lease liability adjusted by any payment made on or before the contract start date, plus any initial direct cost incurred and estimated cost of dismantling, removing, restoring the asset to its current location, less any incentive received. The options to extend the term, terminate the contracts early and purchase are analyzed individually considering the type of asset involved as well as its relevance to the Company's production process.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date until the end of the useful life of the right-of-use asset or the end of the lease term. In addition, the right-of-use asset is periodically written down to its recoverable amount, when applicable, and adjusted by the subsequent measurement of the lease liability.

The Company does not apply lease accounting model to leases with a term of 12 months or less and that do not contain a purchase option; and leases for which the underlying asset is of low value. For these exemptions, the lease payments are recognized as an expense on a straight-line basis over the lease term.

The lease liability is initially measured at the present value of the future lease payments using the incremental borrowing rate, and subsequently, measured at amortized cost using the effective interest method, which are recorded against financial income (expenses), net.

The liability is remeasured when there is a change in (i) future payments resulting from a change in index or rate, (ii) the amount expected to be payable under a residual value guarantee, or (iii) the assessment of whether the Company will exercise the purchase, renewal or termination option.

When the lease liability is remeasured, the corresponding adjustment is recorded in the book value of the right-of-use asset, or in the statement of income if the book value of the right-of-use asset has been reduced to zero.

Additionally, contracts with indefinite term and no fixed payments are expensed as incurred.